UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2020

Date of reporting period:  November 30, 2019

Item 1. Schedule of Investments.

Principal Street High Income Municipal Fund
Schedule of Investments
November 30, 2019 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 98.5%
ALABAMA - 0.4%
Tuscaloosa County Industrial Development Authority, Series A
(Obligor: Hunt Refining Company)
5.250%, 05/01/2044	$500,000	$575,690
ARIZONA - 2.2%
Arizona Industrial Development Authority
(Obligor: Empower College Prep)
6.000%, 07/01/2049	2,115,000	2,223,351
La Paz County Industrial Development Authority
(Obligor: Imperial Valley Gateway Center)
7.000%, 12/01/2040	1,535,000	1,277,657
		3,501,008
CALIFORNIA - 5.0%
California Pollution Control Financing Authority
(Obligor: CalPlant I) (a)
8.000%, 07/01/2039	5,000,000	5,436,600
7.500%, 12/01/2039	2,500,000	2,429,575
		7,866,175
COLORADO - 4.1%
Blue Lake Metropolitan District No 3, Series A
5.250%, 12/01/2048	745,000	773,683
Colorado International Center Metropolitan District No 14
5.875%, 12/01/2046	1,000,000	1,092,240
Lakes at Centerra Metropolitan District No 2, Series A
5.125%, 12/01/2037	500,000	533,380
5.250%, 12/01/2047	1,500,000	1,598,925
Sheridan Station West Metropolitan District
6.000%, 12/01/2047	1,200,000	1,236,456
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,125,000	1,168,763
		6,403,447
FLORIDA - 12.5%
Alachua County Health Facilities Authority
(Obligor: East Ridge Retirement Village)
5.625%, 11/15/2029	185,000	168,461
Capital Trust Agency
(Obligor: Voans SW Florida Healthcare)
10.000%, 11/01/2020	4,250,000	4,260,625
Capital Trust Agency, Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group)
6.500%, 10/01/2032	1,090,000	1,072,222
6.750%, 10/01/2037	865,000	850,823
7.000%, 10/01/2040	825,000	817,757
7.000%, 10/01/2049	1,700,000	1,652,179
(Obligor: Tallahassee NHHI)
7.000%, 12/01/2045	150,000	155,476
7.125%, 12/01/2050	1,000,000	1,040,150
(Obligor: Tapestry Senior Housing Walden)
7.000%, 07/01/2052	2,000,000	2,117,740

Lake County Florida, Series A
(Obligor: Lakeside at Waterman Village)
10.000%, 10/31/2023	1,200,000	1,203,888
Lake County Florida, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group)
7.125%, 01/01/2052	2,700,000	2,783,376
Lee County Florida Industrial Development Authority, Series A
(Obligor: VOA Lee County Health Care)
5.375%, 12/01/2032	600,000	637,824
5.625%, 12/01/2037	500,000	534,995
5.750%, 12/01/2052	1,600,000	1,701,024
Seminole County Industrial Development Authority, Series A
(Obligor: CCRC Development)
10.500%, 12/28/2021	640,000	642,010
		19,638,550
GEORGIA - 1.4%
Canton Housing Authority, Series A
(Obligor: Provident Group - Canton Cove Properties)
6.500%, 07/01/2051	2,175,000	2,180,829
ILLINOIS - 2.4%
Illinois Finance Authority, Series A
(Obligor: Park Place of Elmhurst Obligated Group)
6.200%, 05/15/2030	427,250	376,894
Illinois Finance Authority, Series A-1
(Obligor: 2017 IAVF Windy City Obligated Group)
3.500%, 12/01/2027	400,000	196,000
4.375%, 12/01/2042	570,000	279,300
4.500%, 12/01/2052	1,250,000	612,500
Illinois Finance Authority, Series B
(Obligor: 2017 IAVF Windy City Obligated Group)
5.500%, 12/01/2052	1,330,000	66,500
(Obligor: 2018 Blue Island)
5.800%, 12/01/2053	1,220,000	244,000
Upper Illinois River Valley Development Authority, Series B
(Obligor: 2018 IAVF Timber Oaks Obligated Group)
6.000%, 12/01/2054	1,000,000	951,060
Village of Bridgeview Illinois, Series A
5.625%, 12/01/2041	1,000,000	1,037,960
		3,764,214
INDIANA - 4.0%
Anderson, Indiana Economic Development
(Obligor: Anderson University)
6.000%, 10/01/2042	1,185,000	1,258,114
Indiana Finance Authority
(Obligor: RES Polyflow Indiana) (a)
7.000%, 03/01/2039	5,000,000	5,050,000
		6,308,114
IOWA - 2.1%
Iowa Finance Authority
(Obligor: Sunrise Manor)
5.750%, 09/01/2043	2,200,000	2,235,508
Iowa Finance Authority, Series A1
(Obligor: Lifespace Communities Obligated Group)
4.000%, 05/15/2055	1,030,000	1,059,489
		3,294,997

KENTUCKY - 0.9%
Kentucky Economic Development Finance Authority, Series A
(Obligor: Baptist Convalescent Center)
6.000%, 11/15/2036	1,550,000	1,255,175
6.375%, 11/15/2051	290,000	234,665
		1,489,840
MICHIGAN - 0.6%
Michigan Tobacco Settlement Finance Authority, Series A
6.000%, 06/01/2048	1,000,000	1,005,450
MISSISSIPPI - 2.6%
Tunica County
6.000%, 10/01/2040	4,150,000	4,164,857
NEW YORK - 0.3%
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2053	500,000	510,850
OHIO - 6.9%
Buckeye Tobacco Settlement Financing Authority, Series A-2
5.875%, 06/01/2030	4,000,000	4,020,040
County of Montgomery Ohio, Series A
(Obligor: Trousdale Foundation Obligation Group)
6.250%, 04/01/2049	2,000,000	2,237,760
Lake County Port & Economic Development Authority, Series A
(Obligor: Tapestry Wickliffe)
6.500%, 12/01/2037	550,000	556,479
6.750%, 12/01/2052	4,100,000	4,142,763
		10,957,042
OKLAHOMA - 6.5%
Atoka Industrial Development Authority
(Obligor: Gladieux Metals Recycling) (a)
8.000%, 08/01/2039	8,250,000	9,335,452
Atoka Industrial Development Authority, Series A
(Obligor: Gladieux Metals Recycling)
8.000%, 08/01/2039	750,000	848,678
		10,184,130
OREGON - 3.6%
Oregon State Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels) (a)
6.500%, 04/01/2031	6,050,000	5,702,670
PENNSYLVANIA - 3.6%
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Tapestry Moon)
6.500%, 12/01/2038	2,950,000	2,979,942
6.750%, 12/01/2053	2,650,000	2,685,590
		5,665,532
SOUTH CAROLINA - 5.4%
South Carolina Jobs-Economic Development Authority
(Obligor: Repower S Berkeley) (a)
6.000%, 02/01/2035	1,000,000	1,068,240
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: CR River Park)
7.750%, 10/01/2057	2,200,000	2,265,186
(Obligor: Jasper Pellets) (a)
7.000%, 11/01/2038	1,500,000	1,566,495
(Obligor: AAC East) (a)
7.000%, 05/01/2039	3,500,000	3,559,920
		8,459,841

TENNESSEE - 2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B-1
(Obligor: Trousdale Foundation Obligation Group)
7.500%, 04/01/2049	1,140,000	1,177,529
Shelby County Health Educational & Housing Facilities Board, Series A
(Obligor: Luke Obligated Group)
5.750%, 10/01/2059	3,550,000	3,452,588
		4,630,117
TEXAS - 19.7%
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	4,500,000	5,300,055
Brazoria County Industrial Development Corp., Series A
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	3,500,000	4,122,265
Brazoria County Industrial Development Corp., Series B
(Obligor: Gladieux Metals Recycling) (a)
7.000%, 03/01/2039	5,250,000	5,636,978
Jefferson County Texas Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	1,000,000	1,035,370
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027	3,150,000	3,153,213
New Hope Cultural Education Facilities Finance Corp., Series A
(Obligor: Legacy at Midtown Park)
5.500%, 07/01/2054	1,000,000	1,052,420
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Industrial Park) (a)
8.000%, 02/01/2039	6,000,000	6,308,820
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: Buckingham Senior Living Community) (b)
5.750%, 11/15/2037	2,275,000	1,592,500
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
10.000%, 03/15/2023	2,600,000	2,558,140
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII) (b)
6.750%, 12/01/2051	375,000	300,776
		31,060,537
WASHINGTON - 0.9%
Washington State Housing Finance Commission, Series A
(Obligor: Heron's Key Obligated Group)
7.000%, 07/01/2045	1,150,000	1,258,353
7.000%, 07/01/2050	100,000	109,168
		1,367,521
WEST VIRGINIA - 0.7%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia) (a)
8.750%, 02/01/2036	1,000,000	1,032,220
WISCONSIN - 9.8%
Wisconsin Health & Educational Facilities Authority, Series A
(Obligor: Wisconsin Illinois Senior Housing)
5.250%, 08/01/2048	1,000,000	1,092,040
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Covenant Communities)
7.000%, 07/01/2043	505,000	505,126
7.500%, 07/01/2053	1,000,000	1,000,380

Wisconsin Public Finance Authority
(Obligor: Cedars Obligated Group)
5.500%, 05/01/2039	1,000,000	1,016,100
5.750%, 05/01/2054	3,850,000	3,916,913
Wisconsin Public Finance Authority, Series A
(Obligor: Alabama Proton Therapy Center)
6.850%, 10/01/2047	400,000	438,752
(Obligor: Cornerstone Charter Academy)
5.125%, 02/01/2046	450,000	466,429
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,617,968
Wisconsin Public Finance Authority, Series A-1
(Obligor: Maryland Proton Treatment Center)
6.375%, 01/01/2048	2,000,000	2,082,220
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group) (a)
7.125%, 06/01/2041	2,980,000	3,334,560
		15,470,488
Total Municipal Bonds
(Cost $153,633,735)		155,234,119

	Shares
SHORT-TERM INVESTMENT - 0.0%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 1.01% ^
Total Short-Term Investment
(Cost $248)	248	248

Total Investments - 98.5%
(Cost $153,633,983)		155,234,367
Other Assets and Liabilities, Net - 1.5%		2,329,383
Total Net Assets - 100.0%		$157,563,750

(a)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2019, the total value of securities subject to the AMT was $59,883,850 or 38.0% of net assets.
(b)	Security in default at November 30, 2019.
^	The rate shown is the annualized seven day effective yield as of November 30, 2019.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of November 30, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$155,234,119	$-	$155,234,119
Short-Term Investment	248	-	-	248
Total Investments	$248	$155,234,119	$-	$155,234,367

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   January 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   January 15, 2020

By (Signature and Title)  /s/ Benjamin J. Eirich
                                         Benjamin J. Eirich, Treasurer

Date   January 15, 2020